Long-Term Financial Debt - Additional Information (Details) - CHF (SFr) SFr / shares in Units, SFr in Millions		2 Months Ended	12 Months Ended
	Mar. 02, 2023	Mar. 02, 2023	Dec. 31, 2022	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Issued capital, preference shares			SFr 1.4
Par value per share				SFr 0.01
Cumulative interest accrued expense			SFr 17.0
Deemed interest accrued expense		SFr 1.3
Accrued preferred dividend	SFr 124.8
Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Number of shares issued			12,712,863
A Series Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Number of shares issued			1,623,793
Par value per share			SFr 0.1
B Series Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Number of shares issued			5,191,512
Par value per share			SFr 0.1
C1a Series Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Number of shares issued			5,699,813
Par value per share			SFr 0.1
C1b Series Preference Shares
Disclosure Of Financial Liabilities [Line Items]
Number of shares issued			197,745
Par value per share			SFr 0.5
B Series Preferred Shares And C Series Preferred Shares
Disclosure Of Financial Liabilities [Line Items]
Preferred dividend payment interest			6.00%